Warrant Liabilities	6 Months Ended
Jun. 30, 2024
Other Liabilities Disclosure [Abstract]
Warrant Liabilities	Warrant Liabilities

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	$8.63 Warrants	Total Warrants
As of December 31, 2023	$2,017	$97	$681	$2,795
Change in fair value of financial instruments	(933)	(41)	(226)	(1,200)
As of June 30, 2024	$1,084	$56	$455	$1,595

Liberty Warrants and Liberty Advisory Fee Warrant

Related to a subscription agreement (the “Liberty Subscription Agreement”) among the Company, CF V and an investor, the Company agreed to issue and sell, among other securities, warrants (i) to purchase up to 5,000,000 of the Company’s Class A Ordinary Shares (the “Class A Ordinary Shares”) at an exercise price of $10.00 per share and (ii) to purchase up to 15,000,000 of Company’s Class A Ordinary Shares at an exercise price of $15.00 per share (collectively, the “Liberty Warrants”), in a private placement for an aggregate purchase price of $150.0 million. The transaction closed in February 2022. In connection with that transaction, an advisory fee, payable by the Company in exchange for advisory services to be provided to the Company from time to time until a Cessation Event (as defined in the Liberty Subscription Agreement) that includes a warrant to purchase 2,500,000 of the Company’s Class A Ordinary Shares at an exercise price of $10.00 per share (the “Liberty Advisory Fee Warrant”). The Liberty Warrants and the Liberty Advisory Fee Warrant were initially recognized as a liability with a fair value of $30.9 million. The Liberty Warrants and the Liberty Advisory Fee Warrant remain unexercised and were remeasured to fair value of $1.1 million as of June 30, 2024.
PIPE Warrant

The PIPE Warrant was initially recognized as a liability with a fair value of $1.3 million. The PIPE Warrant remains unexercised and was remeasured to fair value of $0.1 million as of June 30, 2024.

$8.63 Warrants

In connection with the Merger, we entered into an Assignment, Assumption and Amendment Agreement (the “Amended Warrant Agreement”), dated January 25, 2022 with the CFAC Holdings V, LLC, a Delaware limited liability company (the “Sponsor”), and CF V that amends the Warrant Agreement (the “Existing Warrant Agreement”), dated January 28, 2021.

Pursuant to the Existing Warrant Agreement, we issued Public Warrants to purchase 8,333,333 Class A Ordinary Shares and 200,000 Private Placement Warrants. Additionally, we agreed to issue the Forward Purchase Warrant (together, with the Public Warrants and the Private Placement Warrants, the “$8.63 Warrants”) to purchase 333,333 Class A Ordinary Shares pursuant to the Amended and Restated Forward Purchase Agreement entered into by the Company, the Sponsor and CF V.

All of the $8.63 Warrants are governed by the Existing Warrant Agreement. The $8.63 Warrants became exercisable 30 days after the Closing Date, or February 25, 2022, and will expire five years after the Closing Date (January 25, 2027), or earlier upon redemption or liquidation.

The $8.63 Warrants were initially recognized as a liability with a fair value of $4.9 million. On April 1, 2022, we determined pursuant to a warrant agreement executed by CF V on January 28, 2021, as modified and assumed by an assignment and assumption agreement executed on January 25, 2022, that the warrant price with respect to the warrants issued and outstanding was adjusted from $11.50 to $8.63 and the redemption price was adjusted from $18.00 to $13.50. $8.63 Warrants were remeasured to fair value of $0.5 million as of June 30, 2024.